Summary of Significant Accounting Policies: Advertising: Advertising costs - (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Advertising costs -
	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Advertising Costs	$ 64,205	$ -	$ 64,205